Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets, Noncurrent [Abstract]
Summary of other non-current assets

The following is a summary of other non-current assets (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Rental deposits	2,263	7,750
Prepayments for real estate and non-current portion of prepayments to suppliers	466	11,413
Others	489	489
Total	3,218	19,652